Related party transactions and balances (Details Narrative) - USD ($)	May 31, 2022	Aug. 31, 2021	Mar. 09, 2020
DisclosureOfRelatedPartyTransactionsAndBalancesLineItem [Line Items]
Amounts payable, related party transactions	$ 29,740	$ 33,349
Business Combination Agreement [Member]
DisclosureOfRelatedPartyTransactionsAndBalancesLineItem [Line Items]
License fees percent			50.00%